Lease Commitments and Total Rental Expense (Tables)	12 Months Ended
Sep. 30, 2012
Lease Commitments and Total Rental Expense [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Years ending September 30,
2013	$634
2014	648
2015	620
2016	499
2017	503
Thereafter	2,182

$5,086